Note I - Notes Payable	9 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note I — Notes Payable

In October 2012, we financed a 12-month insurance policy for Directors and Officers liability, with an annual interest rate of 4.25%.  The agreement required a down payment of $54,600 and nine monthly payments of approximately $22,000 beginning on October, 2012.  As of December 31, 2012, the outstanding balance of the note was approximately $154,000.